INCOME TAX - Effective Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Statutory federal income tax rate	21.00%	21.00%
Transaction costs allocable to warrant liabilities	0.00%	(8.50%)
Other	0.10%	0.00%
Business combination expenses	7.50%	0.00%
Change in fair value of warrant liability	(45.70%)	2.40%
Valuation allowance	17.10%	(14.90%)
Income tax provision	0.00%	0.00%
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Transaction costs allocable to warrant liabilities		0.00%
Change in fair value of warrant liability		(6.10%)